Financial Instruments - Schedule of Contractual Cash Flow Requirements (Details) - CAD ($) $ in Thousands	Apr. 30, 2024	Apr. 30, 2023
Disclosure Of Financial Instruments [Line Items]
Total liabilities	$ 26,067	$ 20,010
Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	4,372
Leases	17,532
Total liabilities	21,904
Liquidity Risk | Not Later Than One Year
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	4,372
Leases	2,444
Total liabilities	6,816
Liquidity Risk | Later Than One Year and Not Later Than Two Years
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	0
Leases	2,411
Total liabilities	2,411
Liquidity Risk | Later Than Two Years and Not Later Than Five Years
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	0
Leases	6,914
Total liabilities	6,914
Liquidity Risk | More than 5 years
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	0
Leases	5,763
Total liabilities	$ 5,763